Inventory (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Abstract]
Coal, fuel oil and other raw materials	$ 444	$ 272
Spare parts and supplies	341	277
Total	$ 785	$ 549
Percentage Of FIFO Inventory	17.00%
Percentage Of Weighted Average Cost Inventory	81.00%